UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Massachusetts Municipal Income Fund
Fidelity® Massachusetts Municipal Money Market Fund

Semi-Annual Report
July 31, 2022

Contents

Note to Shareholders
Fidelity® Massachusetts Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Massachusetts Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Massachusetts Municipal Income Fund
Investment Summary July 31, 2022 (Unaudited)
Revenue Sources (% of Fund's net assets)
General Obligations	22.7%
Education	22.0%
Health Care	16.5%
Special Tax	15.0%
Transportation	12.8%
Other*	5.5%
Others (Individually Less Than 5%)	5.5%
100.0%

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Massachusetts Municipal Income Fund
Schedule of Investments July 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 95.8%
	Principal Amount (a)	Value ($)
Massachusetts - 94.9%
Amesbury Gen. Oblig. Series 2020, 5% 6/1/28	1,440,000	1,674,335
Attleboro Gen. Oblig.:
Series 2020 B, 3% 10/15/36	2,630,000	2,488,589
Series 70 B, 5% 10/15/29	1,585,000	1,840,052
Berkshire Wind Pwr. Coop. Corp. Series 2017 2:
5% 7/1/25	505,000	549,461
5% 7/1/26	925,000	1,029,181
5% 7/1/27	700,000	796,264
5% 7/1/30	480,000	537,017
Blue Hills Reg'l. Technical Series 2019, 4% 2/1/49	2,000,000	2,005,975
Braintree Gen. Oblig. Series 2015:
5% 5/15/26	2,300,000	2,569,407
5% 5/15/27	2,000,000	2,286,480
5% 5/15/28	600,000	698,239
Brookline Gen. Oblig. Series 2020, 5% 3/15/28	3,075,000	3,583,564
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	867,393
5% 1/1/24	340,000	340,926
Framingham Gen. Oblig. Series 2012 A, 4% 12/1/24	1,360,000	1,369,841
Lowell Gen. Oblig. Series 2019:
5% 9/1/28	1,215,000	1,414,457
5% 9/1/29	700,000	808,886
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	440,925
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2004 B, 5.25% 7/1/30	5,000,000	5,892,893
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,869,860
Series 2006 A, 5.25% 7/1/29	3,005,000	3,610,380
Series 2007 A1, 5.25% 7/1/34	2,955,000	3,709,337
Series 2020 B1, 5% 7/1/50	2,750,000	3,032,937
Massachusetts Clean Wtr. Trust:
Series 18, 5% 2/1/29	6,355,000	6,644,808
Series 2012 B:
5% 8/1/27	295,000	295,767
5% 8/1/28	330,000	330,819
Series 2021 23A:
5% 2/1/39	5,000,000	5,848,939
5% 2/1/40	4,750,000	5,519,292
Series 2021 23B, 5% 2/1/39	12,940,000	15,137,053
Series 2021 B, 5% 2/1/41	2,000,000	2,315,257
Series 22, 5% 8/1/37	4,110,000	4,723,478
Series 6, 5.5% 8/1/30	850,000	852,310
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,268,713
5% 6/1/36	3,035,000	3,432,996
(Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	24,600,000	27,506,109
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	16,459,566
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/41	6,000,000	6,721,035
5% 6/1/42	15,370,000	17,557,652
Series 2017 A, 5% 6/1/32	4,580,000	5,194,284
Series 2021 A:
4% 6/1/50	1,050,000	1,059,595
5% 6/1/41	8,140,000	9,439,492
5% 6/1/42	9,000,000	10,409,321
5% 6/1/43	3,000,000	3,455,249
5% 6/1/51	5,435,000	6,121,667
Series 2021 B, 5% 6/1/46	7,615,000	8,613,255
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series A:
5% 1/1/25	3,990,000	4,300,811
5% 1/1/35	3,500,000	3,967,588
5% 1/1/37	2,000,000	2,255,517
Series C, 5% 1/1/34	8,585,000	9,812,215
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	520,582
5% 10/1/29	735,000	819,491
5% 10/1/42	4,000,000	4,322,152
5% 10/1/47	5,510,000	5,917,626
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,549,537
5% 7/1/38	3,685,000	4,027,796
5% 7/1/39	4,450,000	4,856,676
5% 7/1/42	2,805,000	3,047,392
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	11,272,461
5% 4/1/34	2,500,000	2,769,994
5% 4/1/35	2,455,000	2,714,752
5% 4/1/37	1,500,000	1,652,353
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,434,592
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,771,340
5% 7/1/32	1,905,000	2,040,595
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (b)	500,000	515,603
4% 10/1/25 (b)	500,000	521,226
4% 10/1/26 (b)	500,000	525,954
4% 10/1/27 (b)	350,000	368,095
5% 10/1/37 (b)	1,000,000	1,052,549
5% 10/1/47 (b)	1,000,000	1,052,016
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,088,041
5% 7/1/31	21,180,000	23,935,152
5% 7/1/32	985,000	1,108,632
5% 7/1/34	750,000	837,291
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/23	2,420,000	2,480,440
5% 7/1/24	2,000,000	2,087,471
5% 7/1/25	1,500,000	1,602,530
5% 7/1/26	1,935,000	2,101,918
5% 7/1/27	2,085,000	2,302,851
5% 7/1/28	4,300,000	4,717,083
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,072,477
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,191,524
5% 10/1/30	1,100,000	1,121,024
5% 10/1/31	1,200,000	1,219,290
5% 10/1/32	1,240,000	1,257,586
5% 10/1/33	1,235,000	1,250,182
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,382,051
5% 7/1/29	1,320,000	1,442,419
5% 7/1/30	1,390,000	1,513,637
5% 7/1/38	3,750,000	3,992,022
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	6,821,547
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,500,499
5% 10/1/35	1,495,000	1,571,487
5% 10/1/46	4,250,000	4,397,955
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/29	1,435,000	1,580,504
5% 1/1/31	1,580,000	1,717,725
5% 1/1/32	1,665,000	1,799,581
5% 1/1/33	1,745,000	1,875,525
5% 1/1/34	1,835,000	1,961,405
5% 1/1/35	1,000,000	1,066,459
5% 1/1/36	1,000,000	1,063,192
5% 1/1/42	5,775,000	6,067,657
5% 1/1/47	1,895,000	1,978,502
5% 1/1/53	3,425,000	3,561,699
Bonds Series A1, 5%, tender 1/31/30 (c)	15,280,000	17,746,877
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,040,591
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,599,755
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,484,576
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,371,015
Series 2012 C:
5.25% 7/1/25	1,000,000	1,002,569
5.25% 7/1/26	1,000,000	1,002,554
Series 2013 F:
4% 7/1/32	2,050,000	2,056,231
4% 7/1/43	21,685,000	21,090,235
5% 7/1/27	1,300,000	1,326,854
5% 7/1/37	3,925,000	3,980,608
Series 2013 G, 5% 7/1/44	10,360,000	10,483,464
Series 2014 A:
5% 3/1/32	1,700,000	1,751,061
5% 3/1/33	1,250,000	1,286,568
5% 3/1/34	4,375,000	4,500,257
5% 3/1/39	4,000,000	4,104,550
Series 2014 F:
5% 7/15/23	350,000	358,092
5% 7/15/24	400,000	409,561
5% 7/15/25	550,000	562,475
5% 7/15/26	500,000	511,041
5% 7/15/27	200,000	204,322
5% 7/15/28	320,000	326,463
5.625% 7/15/36	800,000	815,269
5.75% 7/15/43	4,700,000	4,783,619
Series 2015 D, 5% 7/1/44	10,975,000	11,408,885
Series 2015 H1:
5% 7/1/26	3,585,000	3,869,510
5% 7/1/29	3,750,000	4,010,324
5% 7/1/30	1,800,000	1,917,777
5% 7/1/31	1,190,000	1,263,378
5% 7/1/32	1,000,000	1,058,366
5% 7/1/33	1,000,000	1,055,415
Series 2015 K, 4% 10/1/30	500,000	507,535
Series 2015 Q:
5% 8/15/28	1,000,000	1,087,044
5% 8/15/29	1,000,000	1,083,660
5% 8/15/32	1,500,000	1,613,571
5% 8/15/33	1,550,000	1,665,471
5% 8/15/34	1,790,000	1,921,719
5% 8/15/38	1,690,000	1,804,646
Series 2015:
5% 1/1/25	3,525,000	3,729,066
5% 1/1/27	2,695,000	2,842,774
5% 1/1/28	1,850,000	1,947,311
5% 1/1/29	2,945,000	3,091,004
Series 2016 A:
5% 1/1/31	5,000	5,361
5.25% 1/1/42	7,000,000	7,376,534
Series 2016 E:
5% 7/1/31	1,000,000	1,075,941
5% 7/1/32	2,200,000	2,359,113
5% 7/1/33	1,500,000	1,602,603
5% 7/1/34	1,500,000	1,599,346
5% 7/1/35	1,500,000	1,597,155
5% 7/1/36	1,000,000	1,063,567
5% 7/1/37	2,000,000	2,123,904
Series 2016 I:
5% 7/1/25	510,000	543,085
5% 7/1/27	1,150,000	1,255,017
5% 7/1/27	1,100,000	1,193,608
5% 7/1/29	1,680,000	1,807,440
5% 7/1/30	2,400,000	2,569,447
5% 7/1/31	2,500,000	2,668,854
5% 7/1/32	1,960,000	2,087,585
5% 7/1/34	3,035,000	3,245,239
5% 7/1/36	2,000,000	2,131,680
5% 7/1/37	1,470,000	1,563,292
5% 7/1/38	1,000,000	1,061,089
5% 7/1/41	14,790,000	15,454,427
Series 2016 N:
5% 12/1/34	1,000,000	1,079,651
5% 12/1/36	2,520,000	2,709,114
Series 2016:
4% 10/1/36	1,250,000	1,258,746
5% 7/1/26	1,710,000	1,872,172
5% 7/1/29	2,000,000	2,167,120
5% 7/1/30	2,000,000	2,160,373
5% 7/1/31	1,700,000	1,831,058
5% 10/1/32	1,760,000	1,938,519
5% 9/1/33	475,000	522,083
5% 10/1/33	1,500,000	1,648,361
5% 10/1/34	1,500,000	1,641,980
5% 9/1/35	375,000	411,406
5% 10/1/35	1,500,000	1,634,173
5% 7/1/36	3,000,000	3,185,033
5% 9/1/36	315,000	344,684
5% 9/1/37	840,000	890,818
5% 10/1/37	2,000,000	2,165,265
5% 10/1/39	5,000,000	5,397,440
5% 7/1/40	5,325,000	5,674,585
5% 7/1/41	5,145,000	5,404,817
5% 10/1/43	5,000,000	5,192,078
5% 9/1/46	3,235,000	3,477,420
5% 10/1/46	4,000,000	4,276,670
5% 10/1/48	6,000,000	5,939,098
5% 9/1/52	9,115,000	9,525,239
Series 2017 A:
5% 1/1/35	2,000,000	2,132,918
5% 1/1/40	1,000,000	1,056,124
Series 2017 H:
5% 1/1/23	325,000	329,424
5% 1/1/24	260,000	271,053
5% 1/1/24 (Escrowed to Maturity)	840,000	878,958
Series 2017:
5% 7/1/25	1,105,000	1,190,861
5% 7/1/26	160,000	172,443
5% 7/1/27	1,000,000	1,120,121
5% 7/1/37	600,000	625,960
5% 7/1/42	2,110,000	2,187,189
5% 7/1/47	2,250,000	2,317,225
Series 2018 J2, 5% 7/1/48	2,365,000	2,511,894
Series 2018:
5% 9/1/27	1,010,000	1,117,991
5% 9/1/29	1,390,000	1,541,943
5% 1/1/30	10,000	10,941
5% 9/1/31	1,530,000	1,673,679
5% 9/1/33	1,185,000	1,280,253
5% 9/1/38	4,805,000	5,101,398
5% 6/1/43	4,740,000	5,222,629
5% 9/1/43	4,445,000	4,675,791
5% 6/1/48	7,000,000	7,650,956
Series 2019 A:
5% 7/1/30	1,350,000	1,516,404
5% 7/1/31	1,350,000	1,509,661
5% 7/1/32	2,000,000	2,224,863
5% 7/1/33	2,300,000	2,542,665
5% 7/1/34	1,015,000	1,125,104
5% 7/1/34	1,400,000	1,539,423
5% 7/1/36	1,120,000	1,229,105
5% 7/1/38	735,000	797,848
5% 7/1/44	2,250,000	2,393,249
5% 7/1/49	3,500,000	3,703,184
Series 2019 K:
5% 7/1/23	500,000	514,098
5% 7/1/24	500,000	527,146
5% 7/1/25	1,250,000	1,349,332
5% 7/1/26	1,250,000	1,378,872
5% 7/1/33	2,000,000	2,236,280
5% 7/1/35	2,135,000	2,359,839
Series 2019 S1:
5% 10/1/25	1,965,000	2,145,002
5% 10/1/26	2,535,000	2,825,807
Series 2019 S2:
5% 10/1/32	1,410,000	1,596,094
5% 10/1/33	1,935,000	2,181,535
5% 10/1/34	2,165,000	2,433,503
Series 2020 A:
4% 7/1/39	2,455,000	2,438,212
4% 7/1/40	7,920,000	7,828,659
Series 2021 A:
4% 7/1/34	1,000,000	1,031,330
4% 7/1/35	1,000,000	1,022,238
4% 7/1/36	825,000	836,968
4% 7/1/37	1,000,000	1,008,272
4% 7/1/38	700,000	703,541
4% 7/1/39	1,400,000	1,403,503
5% 7/1/32	1,000,000	1,167,663
Series 2021 B:
4% 7/1/42	475,000	462,854
4% 7/1/50	1,825,000	1,707,430
Series 2021:
4% 7/1/40	4,160,000	3,795,707
4% 7/1/45	1,200,000	1,055,253
4% 7/1/50	1,750,000	1,497,501
Series A:
4% 6/1/49 (Pre-Refunded to 6/1/29 @ 100)	13,440,000	14,915,649
5% 6/1/39 (Pre-Refunded to 6/1/29 @ 100)	6,760,000	7,941,912
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,742,952
Series BB1, 5% 10/1/46	355,000	384,651
Series G:
5% 7/15/23 (b)	120,000	122,774
5% 7/15/24 (b)	130,000	135,484
5% 7/15/25 (b)	120,000	127,104
5% 7/15/26 (b)	160,000	172,050
5% 7/15/27 (b)	170,000	185,406
5% 7/1/28	350,000	393,741
5% 7/15/28 (b)	175,000	192,296
5% 7/15/29 (b)	320,000	354,443
5% 7/1/30	225,000	258,519
5% 7/15/30 (b)	320,000	356,721
5% 7/15/31 (b)	350,000	374,753
5% 7/15/32 (b)	400,000	423,699
5% 7/1/33	550,000	624,466
5% 7/15/33 (b)	320,000	336,229
5% 7/1/34	250,000	282,667
5% 7/15/34 (b)	300,000	314,051
5% 7/15/35 (b)	270,000	281,946
5% 7/1/36	475,000	532,379
5% 7/15/36 (b)	235,000	244,891
5% 7/1/37	1,275,000	1,424,578
5% 7/15/37 (b)	250,000	259,817
5% 7/15/46 (b)	9,540,000	9,676,678
5% 7/1/50	1,900,000	2,061,543
Series J2:
5% 7/1/43	11,540,000	12,324,824
5% 7/1/53	4,500,000	4,757,067
Series K, 5% 7/1/27	1,150,000	1,266,695
Series N 2016, 5% 12/1/46	7,000,000	7,423,713
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (d)	2,660,000	2,824,277
5% 1/1/27 (d)	1,000,000	1,052,123
Series 2015 A, 5% 1/1/25 (d)	5,450,000	5,786,583
Series 2016, 5% 7/1/24 (d)	7,120,000	7,487,339
Series 2017 A:
5% 7/1/23 (d)	2,500,000	2,567,035
5% 7/1/24 (d)	3,000,000	3,154,778
5% 7/1/25 (d)	4,500,000	4,828,568
5% 7/1/26 (d)	3,935,000	4,302,027
Series 2018 B:
5% 7/1/27 (d)	9,240,000	10,281,896
5% 7/1/28 (d)	2,325,000	2,612,858
Series 2019 B:
5% 7/1/23 (d)	500,000	513,407
5% 7/1/24 (d)	1,000,000	1,051,593
5% 7/1/25 (d)	1,365,000	1,464,666
5% 7/1/26 (d)	1,215,000	1,328,326
5% 7/1/28 (d)	1,000,000	1,124,391
5% 7/1/29 (d)	3,500,000	3,944,868
Series 2020 C:
5% 7/1/28 (d)	2,000,000	2,248,782
5% 7/1/29 (d)	1,950,000	2,197,855
5% 7/1/30 (d)	1,950,000	2,212,448
Series 2021 B:
5% 7/1/27 (d)	1,950,000	2,163,220
5% 7/1/28 (d)	1,850,000	2,080,124
5% 7/1/29 (d)	1,250,000	1,408,882
5% 7/1/30 (d)	1,125,000	1,276,412
5% 7/1/31 (d)	1,500,000	1,713,994
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	4,470,000	4,740,452
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,452,267
Series 2007 A, 3 month U.S. LIBOR + 0.570% 1.432% 5/1/37 (c)(e)	6,840,000	6,474,758
Series 2016 B:
5% 7/1/33	5,500,000	6,070,308
5% 7/1/35	5,500,000	6,023,626
5% 7/1/36	10,260,000	11,224,044
5% 7/1/37	8,495,000	9,262,447
Series 2016, 5% 3/1/31	1,500,000	1,571,208
Series 2017 A:
5% 4/1/34	6,875,000	7,639,151
5% 4/1/35	9,830,000	10,893,688
5% 4/1/42	18,490,000	20,264,408
5% 4/1/47	2,405,000	2,621,132
Series 2017 D, 5% 2/1/33	2,550,000	2,837,019
Series 2017 F:
5% 11/1/38	10,000,000	11,142,809
5% 11/1/39	10,000,000	11,125,070
Series 2018 B, 5% 1/1/32	5,000,000	5,690,438
Series 2019 A:
5% 1/1/35	5,000,000	5,702,727
5% 1/1/37	10,000,000	11,327,770
5% 1/1/49	10,000,000	11,116,237
5.25% 1/1/33	21,110,000	24,636,383
5.25% 1/1/44	16,490,000	18,661,776
Series 2020 D:
3% 7/1/39	3,460,000	3,221,511
3% 11/1/42	3,500,000	3,144,627
4% 11/1/36	1,500,000	1,599,896
4% 11/1/41	4,000,000	4,146,630
5% 7/1/48	18,695,000	21,231,925
Series 2021 D:
5% 9/1/49	50,000,000	57,131,354
5% 9/1/50	1,785,000	2,037,473
Series A:
5% 7/1/28	7,000,000	7,803,727
5% 3/1/29	2,710,000	3,191,771
5% 1/1/45	1,000,000	1,105,447
5% 1/1/48	9,420,000	10,386,356
Series B:
5% 7/1/33	3,500,000	4,127,756
5% 7/1/34	2,000,000	2,341,931
Series C:
3% 3/1/48	5,000,000	4,303,261
5% 5/1/47	10,855,000	12,140,885
Series D, 5% 7/1/45	3,415,000	3,892,393
Series E:
5% 9/1/29	7,115,000	8,278,865
5% 11/1/45	8,065,000	9,234,177
5% 11/1/50	23,480,000	26,734,704
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	580,000	586,080
Series 2011, 3.5% 12/1/49	3,295,000	3,342,174
Series 2017, 4% 6/1/43 (d)	800,000	814,451
Series 2020 A, 0.875% 12/1/23	3,250,000	3,213,354
Series 207, 4% 6/1/49	1,740,000	1,787,165
Series 214, 3.75% 12/1/49	4,590,000	4,682,046
Series 218, 3% 12/1/50	1,800,000	1,799,357
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	3,860,000	3,846,975
Series 2021 A2:
0.4% 6/1/24	875,000	845,521
0.45% 12/1/24	1,000,000	957,459
Series 2021, 3% 6/1/51	3,995,000	3,972,463
Series 2022 224, 5% 6/1/50	1,750,000	1,895,773
Series 220:
3% 12/1/50	3,340,000	3,337,639
5% 12/1/22	405,000	409,491
5% 6/1/23	300,000	307,849
5% 12/1/23	100,000	104,152
5% 6/1/24	150,000	158,352
5% 12/1/24	215,000	229,935
5% 6/1/25	425,000	460,224
5% 12/1/25	150,000	164,388
5% 6/1/26	100,000	110,856
5% 12/1/26	125,000	140,118
5% 6/1/27	100,000	113,303
5% 12/1/27	185,000	211,419
5% 6/1/28	75,000	85,873
5% 12/1/28	230,000	265,193
5% 6/1/29	100,000	116,108
Massachusetts Port Auth. Rev.:
Series 2014 B, 5% 7/1/29 (d)	1,270,000	1,326,919
Series 2014 C:
5% 7/1/28	3,000,000	3,177,487
5% 7/1/29	4,205,000	4,446,057
5% 7/1/30	3,000,000	3,169,805
Series 2015 A:
5% 7/1/28	460,000	499,015
5% 7/1/28 (d)	500,000	535,067
5% 7/1/29 (d)	1,245,000	1,327,089
5% 7/1/30	1,400,000	1,511,223
5% 7/1/30 (d)	1,450,000	1,541,939
5% 7/1/40 (d)	2,000,000	2,089,631
5% 7/1/45 (d)	3,500,000	3,640,989
Series 2016 A:
5% 7/1/26	695,000	773,276
5% 7/1/28	760,000	845,743
5% 7/1/30	1,660,000	1,835,270
5% 7/1/32	1,970,000	2,166,727
5% 7/1/36	3,760,000	4,098,617
Series 2016 B:
4% 7/1/46 (d)	12,950,000	12,927,988
5% 7/1/43 (d)	11,410,000	11,997,281
Series 2017 A:
5% 7/1/30 (d)	1,280,000	1,413,300
5% 7/1/31 (d)	1,095,000	1,202,139
5% 7/1/32 (d)	1,370,000	1,496,521
5% 7/1/33 (d)	1,250,000	1,358,114
5% 7/1/35 (d)	2,000,000	2,163,910
5% 7/1/36 (d)	1,720,000	1,858,381
5% 7/1/42 (d)	4,540,000	4,825,808
Series 2019 A:
5% 7/1/24 (d)	4,140,000	4,359,977
5% 7/1/30 (d)	725,000	826,029
5% 7/1/34 (d)	2,605,000	2,896,106
5% 7/1/37 (d)	1,100,000	1,206,963
5% 7/1/40 (d)	950,000	1,034,300
Series 2019 B, 5% 7/1/44	5,000,000	5,627,221
Series 2019 C:
5% 7/1/31 (d)	3,500,000	3,968,787
5% 7/1/32 (d)	2,700,000	3,040,974
5% 7/1/38 (d)	5,000,000	5,465,946
5% 7/1/39 (d)	5,000,000	5,454,958
5% 7/1/49 (d)	2,500,000	2,680,981
Series 2021 A:
5% 7/1/38	2,125,000	2,463,889
5% 7/1/39	1,125,000	1,301,145
5% 7/1/40	1,045,000	1,205,507
Series 2021 B, 5% 7/1/39 (d)	1,325,000	1,475,379
Series 2021 D:
5% 7/1/46	3,180,000	3,617,893
5% 7/1/51	5,740,000	6,499,912
Series 2021 E:
5% 7/1/40 (d)	4,000,000	4,442,589
5% 7/1/41 (d)	1,940,000	2,147,943
5% 7/1/51 (d)	11,775,000	12,820,568
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A:
5% 7/1/23 (d)	360,000	369,819
5% 7/1/24 (d)	615,000	647,678
5% 7/1/25 (d)	1,000,000	1,076,235
5% 7/1/28 (d)	1,500,000	1,685,715
5% 7/1/32 (d)	500,000	556,860
5% 7/1/34 (d)	1,250,000	1,372,600
5% 7/1/49 (d)	5,620,000	6,002,182
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2012 A, 5% 8/15/24	4,120,000	4,125,384
Series 2019 A, 5% 2/15/44	21,510,000	24,074,951
Series A:
5% 8/15/31	1,850,000	2,201,044
5% 8/15/32	1,500,000	1,776,962
5% 8/15/33	1,675,000	1,974,526
5% 8/15/34	3,000,000	3,518,629
5% 8/15/35	2,000,000	2,336,780
5% 8/15/37	1,400,000	1,628,028
5% 8/15/45	10,000,000	11,417,183
5% 8/15/50	16,615,000	18,866,671
Series B, 5% 11/15/39	1,975,000	2,158,781
Series D, 5% 8/15/37	5,000,000	5,346,751
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,842,981
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575,000	2,990,380
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	22,863,669
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	18,066,454
Massachusetts State College Bldg. Auth. Rev.:
Series 1999 A, 0% 5/1/28 (Escrowed to Maturity)	1,700,000	1,487,795
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,231,202
Series 2022 A:
4% 5/1/36	600,000	643,655
4% 5/1/38	750,000	789,675
4% 5/1/40	1,000,000	1,034,781
4% 5/1/41	625,000	643,233
4% 5/1/42	550,000	563,360
5% 5/1/32	600,000	728,714
5% 5/1/33	500,000	603,842
5% 5/1/34	500,000	598,592
5% 5/1/35	500,000	594,266
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,786,679
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,851,479
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	6,719,279
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	27,933,516
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2020 B:
5% 8/1/41	3,155,000	3,631,156
5% 8/1/42	7,415,000	8,513,399
Natick Gen. Oblig. Series 2020, 5% 6/15/29	1,755,000	2,088,859
Springfield Gen. Oblig. Series 2017, 5% 3/1/25	2,420,000	2,620,443
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	3,840,376
5% 11/1/28	6,000,000	6,556,314
5% 11/1/29	6,230,000	6,789,377
5% 11/1/30	6,000,000	6,525,855
Series 2020 1, 5% 11/1/50	4,015,000	4,475,395
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	688,300
5% 5/1/35	2,000,000	2,286,135
5% 5/1/36	3,400,000	3,879,054
5% 5/1/37	3,200,000	3,636,510
5% 5/1/38	3,000,000	3,396,823
5% 5/1/39	2,000,000	2,257,444
Worcester Gen. Oblig. Series 2021, 5% 2/15/27	1,575,000	1,785,082
TOTAL MASSACHUSETTS		1,695,501,967
Puerto Rico - 0.9%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	5,238,348	3,113,724
5.625% 7/1/27	625,000	677,123
5.625% 7/1/29	1,925,000	2,126,927
5.75% 7/1/31	4,525,000	5,077,606
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	4,985,068
TOTAL PUERTO RICO		15,980,448
TOTAL MUNICIPAL BONDS (Cost $1,760,832,902)		1,711,482,415

Municipal Notes - 1.1%
	Principal Amount (a)	Value ($)
Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U-6C, 1.89% 8/1/22, LOC TD Banknorth, NA, VRDN (c)	14,520,000	14,520,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Health Sys. Proj.) Series 2009 J2, 1.87% 8/1/22, LOC TD Banknorth, NA, VRDN (c)	4,025,000	4,025,000

TOTAL MUNICIPAL NOTES (Cost $18,545,000)		18,545,000

TOTAL INVESTMENT IN SECURITIES - 96.9% (Cost $1,779,377,902)	1,730,027,415
NET OTHER ASSETS (LIABILITIES) - 3.1%	55,850,705
NET ASSETS - 100.0%	1,785,878,120

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,593,785 or 1.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,730,027,415	-	1,730,027,415	-
Total Investments in Securities:	1,730,027,415	-	1,730,027,415	-
Fidelity® Massachusetts Municipal Income Fund
Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $1,779,377,902):		$1,730,027,415
Cash		42,312,490
Receivable for fund shares sold		2,448,021
Interest receivable		14,038,067
Other receivables		4,040
Total assets		1,788,830,033
Liabilities
Payable for fund shares redeemed	$1,091,739
Distributions payable	1,157,654
Accrued management fee	513,723
Other affiliated payables	155,392
Other payables and accrued expenses	33,405
Total Liabilities		2,951,913
Net Assets		$1,785,878,120
Net Assets consist of:
Paid in capital		$1,842,234,213
Total accumulated earnings (loss)		(56,356,093)
Net Assets		$1,785,878,120
Net Asset Value , offering price and redemption price per share ($1,785,878,120 ÷ 154,943,638 shares)		$11.53

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Interest		$25,056,301
Expenses
Management fee	$3,456,432
Transfer agent fees	844,546
Accounting fees and expenses	180,840
Custodian fees and expenses	10,602
Independent trustees' fees and expenses	3,241
Registration fees	21,856
Audit	25,420
Legal	3,480
Miscellaneous	3,384
Total expenses before reductions	4,549,801
Expense reductions	(27,631)
Total expenses after reductions		4,522,170
Net Investment income (loss)		20,534,131
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,621,749)
Total net realized gain (loss)		(7,621,749)
Change in net unrealized appreciation (depreciation) on investment securities		(112,073,550)
Net gain (loss)		(119,695,299)
Net increase (decrease) in net assets resulting from operations		$(99,161,168)

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,534,131	$46,528,466
Net realized gain (loss)	(7,621,749)	10,629,071
Change in net unrealized appreciation (depreciation)	(112,073,550)	(98,246,008)
Net increase (decrease) in net assets resulting from operations	(99,161,168)	(41,088,471)
Distributions to shareholders	(20,504,204)	(61,680,325)
Share transactions
Proceeds from sales of shares	518,293,500	352,209,362
Reinvestment of distributions	12,369,764	36,101,327
Cost of shares redeemed	(903,301,957)	(393,502,142)
Net increase (decrease) in net assets resulting from share transactions	(372,638,693)	(5,191,453)
Total increase (decrease) in net assets	(492,304,065)	(107,960,249)

Net Assets
Beginning of period	2,278,182,185	2,386,142,434
End of period	$1,785,878,120	$2,278,182,185

Other Information
Shares
Sold	45,135,988	28,028,547
Issued in reinvestment of distributions	1,071,141	2,881,619
Redeemed	(78,575,913)	(31,327,255)
Net increase (decrease)	(32,368,784)	(417,089)

Fidelity® Massachusetts Municipal Income Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.16	$12.71	$12.62	$11.95	$12.07	$11.99
Income from Investment Operations
Net investment income (loss) A,B	.120	.248	.280	.316	.327	.340
Net realized and unrealized gain (loss)	(.631)	(.469)	.111	.678	(.075)	.107
Total from investment operations	(.511)	(.221)	.391	.994	.252	.447
Distributions from net investment income	(.119)	(.248)	(.280)	(.316)	(.327)	(.340)
Distributions from net realized gain	-	(.081)	(.021)	(.008)	(.045)	(.027)
Total distributions	(.119)	(.329)	(.301)	(.324)	(.372)	(.367)
Net asset value, end of period	$11.53	$12.16	$12.71	$12.62	$11.95	$12.07
Total Return C,D	(4.20)%	(1.79)%	3.16%	8.41%	2.15%	3.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.45%	.45%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.46% G	.45%	.45%	.45%	.46%	.46%
Expenses net of all reductions	.46% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.08% G	1.97%	2.24%	2.56%	2.75%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,785,878	$2,278,182	$2,386,142	$2,369,049	$2,140,001	$2,169,782
Portfolio turnover rate H	18% G	11%	20%	12%	12%	16%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Massachusetts Municipal Money Market Fund
Investment Summary/Performance July 31, 2022 (Unaudited)
Current 7-Day Yields

Fidelity® Massachusetts Municipal Money Market Fund	.65%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	81.7
8 - 30	4.6
31 - 60	3.6
61 - 90	2.4
91 - 180	4.6
> 180	3.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Fidelity® Massachusetts Municipal Money Market Fund
Schedule of Investments July 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Variable Rate Demand Note - 35.6%
	Principal Amount (a)	Value ($)
Alabama - 1.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.53% 8/5/22, VRDN (b)(c)	9,643,000	9,643,000
West Jefferson Indl. Dev. Series 2008, 1.45% 8/5/22, VRDN (b)	1,300,000	1,300,000
TOTAL ALABAMA		10,943,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 1.53% 8/5/22, VRDN (b)(c)	400,000	400,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.44% 8/5/22, VRDN (b)	2,200,000	2,200,000
Series 2007 B, 1.44% 8/5/22, VRDN (b)	1,000,000	1,000,000
TOTAL KANSAS		3,200,000
Massachusetts - 33.0%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 1.24% 8/5/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,700,000	1,700,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 1.3% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	10,100,000	10,100,000
Series 2010 A2, 1.25% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	37,140,000	37,140,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 1.42% 8/5/22, LOC Bank of America NA, VRDN (b)	7,405,000	7,405,000
(Boston Univ. Proj.) Series U-6E, 1.91% 8/1/22, LOC TD Banknorth, NA, VRDN (b)	4,320,000	4,320,000
(Wilber School Apts. Proj.) Series 2008 A, 1.36% 8/5/22, LOC Bank of America NA, VRDN (b)	7,285,000	7,285,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 1.29% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	730,000	730,000
Series 2006, 1.37% 8/5/22, LOC PNC Bank NA, VRDN (b)	20,340,000	20,340,000
Series 2019, 1.4% 8/5/22, LOC Manufacturers & Traders Trust Co., VRDN (b)(d)	12,655,000	12,655,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2005 J2, 1.83% 8/1/22, VRDN (b)	4,000,000	4,000,000
(Baystate Health Sys. Proj.) Series 2009 J1, 1.27% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	10,000,000	10,000,000
(Harvard Univ. Proj.):
Series R, 1.77% 8/1/22, VRDN (b)	1,320,000	1,320,000
Series Y, 1.3% 8/5/22, VRDN (b)	34,505,000	34,505,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 1.35% 8/5/22, VRDN (b)	13,795,000	13,795,000
Series 2001 J2, 1.3% 8/5/22, VRDN (b)	30,085,000	30,085,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 1.42% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	13,840,000	13,840,000
Series 2009 O-1, 1.31% 8/5/22, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	7,710,000	7,710,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
(Princeton Westford Proj.) Series 2015 A, 1.33% 8/5/22, LOC Bank of America NA, VRDN (b)	21,590,000	21,590,000
Series 208, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada), VRDN (b)	2,400,000	2,400,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2013 F, 1.32% 8/5/22, LOC TD Banknorth, NA, VRDN (b)(c)	22,265,000	22,265,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 1.23% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	17,100,000	17,100,000
Series 2008 C2, 1.45% 8/5/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	9,470,000	9,470,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 1.36% 8/5/22, LOC Freddie Mac, VRDN (b)	5,560,000	5,560,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 1.39% 8/5/22, LOC Fannie Mae, VRDN (b)(c)	45,000,000	45,000,000
TOTAL MASSACHUSETTS		340,315,000
Nebraska - 0.4%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.53% 8/5/22, VRDN (b)(c)	3,700,000	3,700,000
Series 1998, 1.53% 8/5/22, VRDN (b)(c)	300,000	300,000
TOTAL NEBRASKA		4,000,000
Pennsylvania - 0.0%
Beaver County Indl. Dev. Auth. Series 2018 A, 1.45% 8/5/22, LOC Truist Bank, VRDN (b)	200,000	200,000
Tennessee - 0.2%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.53% 8/5/22, VRDN (b)(c)	2,330,000	2,330,000
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.38% 8/5/22, VRDN (b)(c)	6,300,000	6,300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $367,688,000)		367,688,000

Tender Option Bond - 33.7%
	Principal Amount (a)	Value ($)
California - 0.5%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DBE 80 11, 1.47% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	5,115,000	5,115,000
Colorado - 0.4%
Colorado Health Facilities Auth. Participating VRDN Series 2022 004, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,500,000	4,500,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,100,000	2,100,000
District Of Columbia - 0.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 1.45% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	170,000	170,000
Florida - 0.2%
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 1.4% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	300,000	300,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 1.43% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,860,000	1,860,000
TOTAL FLORIDA		2,160,000
Georgia - 0.0%
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 1.43% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	300,000	300,000
Illinois - 0.1%
Chicago Gen. Oblig. Participating VRDN Series XM 10 05, 1.48% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	300,000	300,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,125,000	1,125,000
TOTAL ILLINOIS		1,425,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 1.43% 8/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	700,000	700,000
Massachusetts - 31.5%
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 1.34% 8/5/22 (Liquidity Facility Citibank NA) (b)(e)(f)	2,400,000	2,400,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series XL 02 78, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,600,000	2,600,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series Floaters XF 06 10, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,100,000	5,100,000
Series Floaters XF 26 06, 1.33% 8/5/22 (Liquidity Facility Citibank NA) (b)(e)(f)	2,400,000	2,400,000
Series Floaters ZF 25 67, 1.34% 8/5/22 (Liquidity Facility Citibank NA) (b)(e)(f)	3,300,000	3,300,000
Series Floaters ZF 25 68, 1.34% 8/5/22 (Liquidity Facility Citibank NA) (b)(e)(f)	4,865,000	4,865,000
Series XF 09 23, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,065,000	2,065,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,135,000	9,135,000
Series 2016 XF2207, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,600,000	1,600,000
Series 2016 XM0137, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,665,000	5,665,000
Series 2018 XF 26 55, 1.37% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,400,000	2,400,000
Series Floaters E 130, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	16,800,000	16,800,000
Series Floaters XF 27 05, 1.33% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,740,000	4,740,000
Series Floaters YX 10 74, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,200,000	1,200,000
Series Floaters ZF 27 22, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	8,600,000	8,600,000
Series Floaters ZM 05 72, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,000,000	4,000,000
Series MS 3373, 1.35% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	7,100,000	7,100,000
Series XF 28 91, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,795,000	2,795,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN:
Series Floaters XF 25 11, 1.38% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,685,000	1,685,000
Series Floaters XG 01 39, 1.38% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	13,055,000	13,055,000
Series XM 07 57, 1.4% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	8,000,000	8,000,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XM0221, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,900,000	1,900,000
Series 2021 XF 12 37, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,165,000	9,165,000
Series E 144, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	20,000,000	20,000,000
Series Floaters G4, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	19,500,000	19,500,000
Series Floaters G9, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,700,000	5,700,000
Series Floaters XF 05 30, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,865,000	4,865,000
Series Floaters XF 25 74, 1.34% 8/5/22 (Liquidity Facility Citibank NA) (b)(e)(f)	3,700,000	3,700,000
Series Floaters XF 27 06, 1.33% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	15,800,000	15,800,000
Series Floaters ZF 26 95, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,900,000	5,900,000
Series Floaters ZM 05 79, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,235,000	2,235,000
Series XG 02 79, 1.35% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,445,000	5,445,000
Series XM 10 21, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,000,000	1,000,000
Series ZL 02 83, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,465,000	6,465,000
Series ZL 02 93, 1.34% 8/5/22 (Liquidity Facility Citibank NA) (b)(e)(f)	2,015,000	2,015,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XM 02 32, 1.35% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,895,000	2,895,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 15 XF2203, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	9,260,000	9,260,000
Series EGL 15 0004, 1.35% 8/5/22 (Liquidity Facility Citibank NA) (b)(e)(f)	45,460,000	45,460,000
Series Floaters ZF 06 92, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,990,000	1,990,000
Series ZL 02 95, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,500,000	1,500,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.51%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	5,220,000	5,220,000
RBC Muni. Products, Inc. Trust Participating VRDN Series E 148, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	19,100,000	19,100,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,615,000	4,615,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN:
Series XF 22 96, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,200,000	5,200,000
Series XL 0042, 1.35% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	16,380,000	16,380,000
TOTAL MASSACHUSETTS		324,815,000
Michigan - 0.0%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 1.43% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	200,000	200,000
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 1.4% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	700,000	700,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XG 03 96, 1.58% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	1,600,000	1,600,000
New York - 0.0%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 1.48% 9/9/22 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	300,000	300,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,000,000	1,000,000
Texas - 0.1%
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.53%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	700,000	700,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.53%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	300,000	300,000
Washington - 0.2%
Port of Seattle Rev. Participating VRDN Series XM 10 27, 1.46% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,000,000	2,000,000
TOTAL TENDER OPTION BOND (Cost $348,085,000)		348,085,000

Other Municipal Security - 21.0%
	Principal Amount (a)	Value ($)
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Bonds Series 2019 A, 5% 10/1/22 (Escrowed to Maturity) (c)	1,165,000	1,172,517
Massachusetts - 20.9%
Andover Gen. Oblig. BAN Series 2022, 3% 10/13/22	725,000	726,579
Billerica Gen. Oblig. BAN Series 2022, 2% 1/27/23	6,625,000	6,676,768
Boston Gen. Oblig. Bonds Series 2022 A, 5% 11/1/22	5,400,000	5,448,991
Boston Wtr. & Swr. Commission Rev. Series 2022 A, 1.2% 9/7/22, LOC State Street Bank & Trust Co., Boston, CP	7,200,000	7,200,000
Brockton Gen. Oblig. BAN Series 2022 B, 2.5% 9/16/22	5,600,000	5,608,351
Framingham Gen. Oblig. BAN Series 2022, 2% 8/19/22	11,089,126	11,094,449
Gloucester Gen. Oblig. BAN Series 2022, 3% 9/16/22	6,550,000	6,558,653
Groton BAN Series 2022, 2% 2/17/23	4,042,659	4,069,025
Littleton Gen. Oblig. BAN:
Series 2021, 2% 11/18/22	3,269,000	3,286,532
Series 2022, 3% 11/18/22	2,833,500	2,847,283
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2022, 1.55% tender 8/11/22 (Massachusetts Elec. Co. Guaranteed), CP mode (c)	10,300,000	10,300,000
Massachusetts Gen. Oblig. Bonds:
Series 2013 B, 5% 8/1/22	590,000	590,000
Series 2014 E:
5% 9/1/22	100,000	100,293
5% 9/1/22 (Pre-Refunded to 9/1/22 @ 100)	2,305,000	2,311,704
Series 2014 F:
5% 11/1/22 (Pre-Refunded to 11/1/22 @ 100)	3,880,000	3,913,045
5% 11/1/22 (Pre-Refunded to 11/1/22 @ 100)	3,930,000	3,963,095
Series 2017 C, 5% 10/1/22	480,000	483,211
Series 2018 E, 5% 9/1/22	100,000	100,296
Series 2020 E, 5% 11/1/22	1,900,000	1,916,340
Series A, 5.25% 8/1/22	140,000	140,000
Series C, 5.5% 12/1/22	540,000	547,658
Series D2, 1.7%, tender (b)	7,465,000	7,465,000
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series 2022 H1:
1.1% tender 8/1/22, CP mode	5,800,000	5,800,000
1.15% tender 8/2/22, CP mode	7,350,000	7,350,000
Series 2022 H2:
1.19% tender 9/7/22, CP mode	5,730,000	5,730,000
1.35% tender 8/4/22, CP mode	6,000,000	6,000,000
Series 2022, 1.38% tender 8/3/22, CP mode	8,450,000	8,450,000
Massachusetts Hsg. Fin. Auth. RAN Series 2021, 0.25% 12/1/22	2,765,000	2,765,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2012 A:
5% 8/15/22	830,000	831,136
5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	5,705,000	5,713,474
5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	3,930,000	3,936,034
Series 2012 B:
5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	200,000	200,275
5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	775,000	776,098
5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	1,985,000	1,988,237
Series A, 5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	160,000	160,205
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds:
Series 2012 A, 5%	200,000	200,000
Series 2012 B:
5%	2,405,000	2,405,000
5%	290,000	290,000
Series 2013 A, 5% 8/1/22	1,600,000	1,600,000
Series 2020 C, 4% 8/1/22	2,400,000	2,400,000
Series 2022 J, 5.5% 8/1/22	2,420,000	2,420,000
Nantucket Gen. Oblig. BAN:
Series 2021 A, 1.5% 10/14/22	11,483,000	11,510,886
Series 2022, 3% 10/14/22	10,500,000	10,525,216
Natick Gen. Oblig. BAN Series 2022, 3% 8/25/22	1,800,000	1,801,768
Needham Gen. Oblig. Bonds Series 2022, 5% 8/15/22	1,600,000	1,602,309
North Middlesex Reg'l. School District BAN Series 2022, 3% 2/3/23	5,432,303	5,495,509
Salem Gen. Oblig. BAN Series 2022, 3% 11/18/22	6,283,785	6,308,791
Town of Tisbury Gen. Oblig. BAN Series 2022, 1.5% 8/16/22	6,500,000	6,502,308
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds:
Series 2013 1, 4% 11/1/22 (Pre-Refunded to 11/1/22 @ 100)	2,500,000	2,521,452
Series 2013, 5% 11/1/22 (Pre-Refunded to 11/1/22 @ 100)	1,200,000	1,210,112
Waltham Gen. Oblig. BAN Series 2022, 3% 4/28/23	6,800,000	6,841,491
Westwood Gen. Oblig. BAN Series 2022, 2% 8/19/22	2,000,000	2,001,188
Worcester Gen. Oblig.:
BAN Series 2022, 3% 3/1/23	10,400,000	10,464,448
Bonds Series 2022, 5% 2/1/23	4,335,000	4,434,760
TOTAL MASSACHUSETTS		215,582,970
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.58%, tender 1/24/23 (b)(h)	100,000	100,000
TOTAL OTHER MUNICIPAL SECURITY (Cost $216,855,487)		216,855,487

Investment Company - 9.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 1.41% (i)(j) (Cost $93,162,965)	93,151,063	93,162,965

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,025,791,452)	1,025,791,452
NET OTHER ASSETS (LIABILITIES) - 0.7%	6,877,101
NET ASSETS - 100.0%	1,032,668,553

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,655,000 or 1.2% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,220,000 or 0.6% of net assets.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.51%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/21	5,220,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.53%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/21	700,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.53%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	300,000
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 1.41%	141,353,965	209,355,000	257,546,000	318,534	-	-	93,162,965	5.8%
Total	141,353,965	209,355,000	257,546,000	318,534	-	-	93,162,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Fidelity® Massachusetts Municipal Money Market Fund
Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$932,628,487
Unaffiliated issuers (cost $932,628,487)
Fidelity Central Funds (cost $93,162,965)	93,162,965

Total Investment in Securities (cost $1,025,791,452)		$1,025,791,452
Cash		10,300,763
Receivable for investments sold		5,004,265
Receivable for fund shares sold		83,745
Interest receivable		2,585,288
Distributions receivable from Fidelity Central Funds		76,453
Other receivables		527
Total assets		1,043,842,493
Liabilities
Payable for investments purchased	10,300,000
Payable for fund shares redeemed	413,234
Distributions payable	15,126
Accrued management fee	302,682
Other affiliated payables	116,898
Other payables and accrued expenses	26,000
Total Liabilities		11,173,940
Net Assets		$1,032,668,553
Net Assets consist of:
Paid in capital		$1,032,687,247
Total accumulated earnings (loss)		(18,694)
Net Assets		$1,032,668,553
Net Asset Value , offering price and redemption price per share ($1,032,668,553 ÷ 1,030,687,722 shares)		$1.00

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Interest		$2,700,567
Income from Fidelity Central Funds		318,534
Total Income		3,019,101
Expenses
Management fee	$1,858,720
Transfer agent fees	658,224
Accounting fees and expenses	61,196
Custodian fees and expenses	5,053
Independent trustees' fees and expenses	1,671
Registration fees	11,464
Audit	19,381
Legal	1,726
Miscellaneous	1,205
Total expenses before reductions	2,618,640
Expense reductions	(498,899)
Total expenses after reductions		2,119,741
Net Investment income (loss)		899,360
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,648)
Total net realized gain (loss)		(9,648)
Net increase in net assets resulting from operations		$889,712

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$899,360	$117,911
Net realized gain (loss)	(9,648)	260,847
Net increase in net assets resulting from operations	889,712	378,758
Distributions to shareholders	(898,884)	(739,846)
Share transactions
Proceeds from sales of shares	42,375,017	97,915,300
Reinvestment of distributions	863,203	716,786
Cost of shares redeemed	(117,479,114)	(249,148,198)
Net increase (decrease) in net assets and shares resulting from share transactions	(74,240,894)	(150,516,112)
Total increase (decrease) in net assets	(74,250,066)	(150,877,200)

Net Assets
Beginning of period	1,106,918,619	1,257,795,819
End of period	$1,032,668,553	$1,106,918,619

Other Information
Shares
Sold	42,375,018	97,915,300
Issued in reinvestment of distributions	863,203	716,786
Redeemed	(117,479,115)	(249,148,198)
Net increase (decrease)	(74,240,894)	(150,516,112)

Fidelity® Massachusetts Municipal Money Market Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.001	- B	.003	.009	.010	.005
Net realized and unrealized gain (loss)	- B	.001	- B	.002	- B	- B
Total from investment operations	.001	.001	.003	.011	.010	.005
Distributions from net investment income	(.001)	- B	(.003)	(.010)	(.010)	(.005)
Distributions from net realized gain	-	(.001)	(.001)	(.001)	-	(.001)
Total distributions	(.001)	(.001)	(.003) C	(.011)	(.010)	(.005) C
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	.09%	.06%	.32%	1.09%	.99%	.53%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.49% H	.49%	.49%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.40% H	.07%	.30%	.49%	.49%	.48%
Expenses net of all reductions	.40% H	.07%	.30%	.49%	.49%	.48%
Net investment income (loss)	.17% H	.01%	.28%	1.02%	.97%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$1,032,669	$1,106,919	$1,257,796	$1,508,879	$1,934,028	$2,511,930

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Massachusetts. Effective after the close of business on September 9, 2022, Fidelity Massachusetts Municipal Money Market Fund will be closed to new accounts with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount and losses deferred due to wash sales and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Massachusetts Municipal Income Fund	$1,779,093,363	$ 20,566,272	$ (69,632,220)	$ (49,065,948)
Fidelity Massachusetts Municipal Money Market Fund	1,025,791,452	-	-	-

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to January 31, 2022. Loss deferrals were as follows:
Capital losses
Fidelity Massachusetts Municipal Income Fund	$ (100,874)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Massachusetts Municipal Income Fund	169,000,259	548,903,109

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:
	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.10%	.35%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.10%	.35%

During the period, the investment adviser or its affiliates waived a portion of these fees for Fidelity Massachusetts Municipal Money Market Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.09%
Fidelity Massachusetts Municipal Money Market Fund	.12%

During the period, the investment adviser or its affiliates waived a portion of these fees for Fidelity Massachusetts Municipal Money Market Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Massachusetts Municipal Income Fund	.02
Fidelity Massachusetts Municipal Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Massachusetts Municipal Income Fund	-	-	-
Fidelity Massachusetts Municipal Money Market Fund	5,612,643	3,000,000	-

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Massachusetts Municipal Income Fund	$ 1,002

7. Expense Reductions.
The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $489,090.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Massachusetts Municipal Income Fund	$ 10,602
Fidelity Massachusetts Municipal Money Market Fund	704

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Massachusetts Municipal Income Fund	$ 17,029
Fidelity Massachusetts Municipal Money Market Fund	9,105

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
10. Proposed Reorganization.
The Board of Trustees of Fidelity Massachusetts Municipal Money Market Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Massachusetts Municipal Money Market Fund and Fidelity Massachusetts AMT Tax-Free Money Market Fund.   The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Massachusetts Municipal Money Market Fund in exchange for corresponding shares of Fidelity Massachusetts AMT Tax-Free Money Market Fund equal in value to the net assets of Fidelity Massachusetts Municipal Money Market Fund on the day the reorganization is effective.   The reorganization does not require shareholder approval and is expected to become effective on September 16, 2022. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022

Fidelity® Massachusetts Municipal Income Fund	.46%
Actual		$ 1,000	$ 958.00	$ 2.23
Hypothetical- B		$ 1,000	$ 1,022.51	$ 2.31

Fidelity® Massachusetts Municipal Money Market Fund **	.40%
Actual		$ 1,000	$ 1,000.90	$ 1.98 **
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.01 **

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® Massachusetts Municipal Money Market Fund	.49%
Actual		$ 2.43
Hypothetical - B		$ 2.46

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Massachusetts Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Income Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund's Board of Trustees (the Board) has designated the Income Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.536216.125
MAS-SANN-0922
Fidelity® Massachusetts AMT Tax-Free Money Market Fund
(To be renamed Fidelity® Massachusetts Municipal Money Market Fund effective September 16, 2022)

Semi-Annual Report
July 31, 2022

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance July 31, 2022 (Unaudited)
Current 7-Day Yields

Fidelity® Massachusetts AMT Tax-Free Money Market Fund	.81%
Institutional Class	.91%
Service Class	.66%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2022, the most recent period shown in the table, would have been .86% for Institutional Class and .62% for Service Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	77.3
8 - 30	5.8
31 - 60	6.6
61 - 90	2.4
91 - 180	4.9
> 180	3.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 35.8%
	Principal Amount (a)	Value ($)
Alabama - 0.1%
West Jefferson Indl. Dev. Series 2008, 1.45% 8/5/22, VRDN (b)	1,500,000	1,500,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.36% 8/5/22, VRDN (b)	100,000	100,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.44% 8/5/22, VRDN (b)	1,700,000	1,700,000
Series 2007 B, 1.44% 8/5/22, VRDN (b)	2,700,000	2,700,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 1.4% 8/5/22, VRDN (b)	700,000	700,000
TOTAL KANSAS		5,100,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.6% 8/5/22, VRDN (b)	6,480,000	6,480,000
Massachusetts - 34.7%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 1.24% 8/5/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,710,000	1,710,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 1.3% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	7,400,000	7,400,000
Series 2010 A2, 1.25% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	47,000,000	47,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 1.42% 8/5/22, LOC Bank of America NA, VRDN (b)	13,950,000	13,950,000
(Boston Univ. Proj.) Series U-6E, 1.91% 8/1/22, LOC TD Banknorth, NA, VRDN (b)	4,400,000	4,400,000
(College of the Holy Cross Proj.) Series 2008 A, 1.89% 8/1/22, LOC Bank of America NA, VRDN (b)	19,785,000	19,785,000
(ISO New England, Inc. Proj.) Series 2005, 1.42% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	17,470,000	17,470,000
(Wilber School Apts. Proj.) Series 2008 A, 1.36% 8/5/22, LOC Bank of America NA, VRDN (b)	2,505,000	2,505,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 1.29% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	30,715,000	30,715,000
Series 2006:
1.37% 8/5/22, LOC PNC Bank NA, VRDN (b)	2,645,000	2,645,000
1.44% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	1,640,000	1,640,000
Series 2019, 1.4% 8/5/22, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	14,000,000	14,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 1.23% 8/5/22, VRDN (b)	15,140,000	15,140,000
Series 2005 J1, 1.23% 8/5/22, VRDN (b)	29,050,000	29,050,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 1.27% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	23,000,000	23,000,000
Series 2009 K, 1.27% 8/5/22, LOC Bank of America NA, VRDN (b)	26,265,000	26,265,000
(Harvard Univ. Proj.) Series Y, 1.3% 8/5/22, VRDN (b)	52,040,000	52,040,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 1.35% 8/5/22, VRDN (b)	14,175,000	14,175,000
Series 2001 J2, 1.3% 8/5/22, VRDN (b)	37,240,000	37,240,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 1.42% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	6,900,000	6,900,000
(Williams College Proj.) Series J, 1.23% 8/5/22, VRDN (b)	12,067,000	12,067,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
(Princeton Westford Proj.) Series 2015 A, 1.33% 8/5/22, LOC Bank of America NA, VRDN (b)	8,530,000	8,530,000
Series 208, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada), VRDN (b)	3,100,000	3,100,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 1.23% 8/5/22, LOC TD Banknorth, NA, VRDN (b)	13,900,000	13,900,000
Series 2008 C2, 1.45% 8/5/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	17,610,000	17,610,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 1.36% 8/5/22, LOC Freddie Mac, VRDN (b)	3,155,000	3,155,000
TOTAL MASSACHUSETTS		425,392,000
Pennsylvania - 0.0%
Beaver County Indl. Dev. Auth. Series 2018 A, 1.45% 8/5/22, LOC Truist Bank, VRDN (b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $438,772,000)		438,772,000

Tender Option Bond - 27.3%
	Principal Amount (a)	Value ($)
California - 1.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.39% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	1,000,000	1,000,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.39% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	2,300,000	2,300,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 17 04, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	795,000	795,000
Series DBE 80 11, 1.47% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	9,085,000	9,085,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 1.39% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	2,150,000	2,150,000
TOTAL CALIFORNIA		15,330,000
Colorado - 0.4%
Colorado Health Facilities Auth. Participating VRDN Series 2022 004, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,400,000	5,400,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.39% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	100,000	100,000
TOTAL COLORADO		5,500,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	845,000	845,000
Series Floaters 016, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,400,000	2,400,000
TOTAL CONNECTICUT		3,245,000
Florida - 0.1%
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 1.4% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	400,000	400,000
Series XM 08 68, 1.48% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	700,000	700,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.53%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	700,000	700,000
TOTAL FLORIDA		1,800,000
Illinois - 0.3%
Chicago Gen. Oblig. Participating VRDN Series XM 10 05, 1.48% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	400,000	400,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,275,000	3,275,000
TOTAL ILLINOIS		3,675,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 1.43% 8/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)	900,000	900,000
Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.39% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	3,300,000	3,300,000
Massachusetts - 24.3%
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 1.34% 8/5/22 (Liquidity Facility Citibank NA) (b)(d)(e)	1,600,000	1,600,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series XL 02 78, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	3,025,000	3,025,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series Floaters XF 06 10, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	8,395,000	8,395,000
Series Floaters XF 26 06, 1.33% 8/5/22 (Liquidity Facility Citibank NA) (b)(d)(e)	1,600,000	1,600,000
Series Floaters ZF 25 67, 1.34% 8/5/22 (Liquidity Facility Citibank NA) (b)(d)(e)	2,070,000	2,070,000
Series Floaters ZF 25 68, 1.34% 8/5/22 (Liquidity Facility Citibank NA) (b)(d)(e)	3,100,000	3,100,000
Series XF 09 23, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,600,000	2,600,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,665,000	3,665,000
Series 2016 XF2207, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	2,400,000	2,400,000
Series 2016 XM0137, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,150,000	2,150,000
Series 2018 XF 26 55, 1.37% 8/5/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,340,000	2,340,000
Series Floaters E 130, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	21,435,000	21,435,000
Series Floaters XF 27 05, 1.33% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,300,000	3,300,000
Series Floaters YX 10 74, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	7,360,000	7,360,000
Series Floaters ZF 06 04, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,000,000	3,000,000
Series Floaters ZF 27 22, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	6,065,000	6,065,000
Series Floaters ZM 05 72, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	1,000,000	1,000,000
Series Floaters ZM 05 74, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	1,500,000	1,500,000
Series MS 3373, 1.35% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	900,000	900,000
Series XF 28 91, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,300,000	3,300,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XM0221, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	19,730,000	19,730,000
Series 16 ZF0377, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	3,750,000	3,750,000
Series 2021 XF 12 37, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	9,170,000	9,170,000
Series E 144, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	20,000,000	20,000,000
Series Floaters G4, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	13,000,000	13,000,000
Series Floaters G9, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,800,000	3,800,000
Series Floaters XF 05 30, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,800,000	1,800,000
Series Floaters XF 25 74, 1.34% 8/5/22 (Liquidity Facility Citibank NA) (b)(d)(e)	2,300,000	2,300,000
Series Floaters ZF 26 95, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	4,100,000	4,100,000
Series Floaters ZM 05 79, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	1,100,000	1,100,000
Series XG 02 79, 1.35% 8/5/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	5,655,000	5,655,000
Series XM 10 21, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	1,125,000	1,125,000
Series ZL 02 83, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	7,700,000	7,700,000
Series ZL 02 93, 1.34% 8/5/22 (Liquidity Facility Citibank NA) (b)(d)(e)	2,500,000	2,500,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 1.35% 8/5/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	5,550,000	5,550,000
Series Floaters XM 02 32, 1.35% 8/5/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	3,115,000	3,115,000
Massachusetts School Bldg. Auth. Participating VRDN Series Floaters XM 03 89, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	7,500,000	7,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 15 0004, 1.35% 8/5/22 (Liquidity Facility Citibank NA) (b)(d)(e)	17,900,000	17,900,000
Series Floaters XF 25 46, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	4,480,000	4,480,000
Series Floaters XF 27 75, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	9,750,000	9,750,000
Series Floaters ZF 06 92, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,985,000	1,985,000
Series ROC II R 14021, 1.34% 8/5/22 (Liquidity Facility Citibank NA) (b)(d)(e)	7,500,000	7,500,000
Series Solar 17 13, 1.85% 8/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	15,390,000	15,390,000
Series ZL 02 95, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	8,400,000	8,400,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.51%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	5,200,000	5,200,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 27 01, 1.34% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,000,000	4,000,000
RBC Muni. Products, Inc. Trust Participating VRDN Series E 148, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	20,900,000	20,900,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	3,000,000	3,000,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN:
Series XF 22 96, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	6,140,000	6,140,000
Series XL 0042, 1.35% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	1,000,000	1,000,000
TOTAL MASSACHUSETTS		298,345,000
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 1.4% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	400,000	400,000
New York - 0.0%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 1.48% 9/9/22 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	400,000	400,000
Ohio - 0.2%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.43% 8/5/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	200,000	200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	590,000	590,000
Ohio Hosp. Rev. Participating VRDN Series 002, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,300,000	1,300,000
TOTAL OHIO		2,090,000
Wisconsin - 0.0%
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.39% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	300,000	300,000
TOTAL TENDER OPTION BOND (Cost $335,285,000)		335,285,000

Other Municipal Security - 25.7%
	Principal Amount (a)	Value ($)
Massachusetts - 25.7%
Billerica Gen. Oblig. BAN Series 2022, 2% 1/27/23	6,700,000	6,752,354
Boston Gen. Oblig. Bonds Series 2022 A, 5% 11/1/22	5,530,000	5,580,171
Boston Wtr. & Swr. Commission Rev. Series 2022 A, 1.2% 9/7/22, LOC State Street Bank & Trust Co., Boston, CP	8,300,000	8,300,000
Brockton Gen. Oblig. BAN Series 2022 B, 2.5% 9/16/22	6,500,000	6,509,693
Cambridge Gen. Oblig. Bonds Series 2020, 5% 2/15/23	1,655,000	1,683,460
Framingham Gen. Oblig. BAN Series 2022, 2% 8/19/22	13,000,000	13,006,240
Gloucester Gen. Oblig. BAN Series 2022, 3% 9/16/22	7,800,000	7,810,304
Groton BAN Series 2022, 2% 2/17/23	4,100,000	4,126,740
Littleton Gen. Oblig. BAN:
Series 2021, 2% 11/18/22	3,200,000	3,217,162
Series 2022, 3% 11/18/22	3,400,000	3,416,538
Massachusetts Clean Wtr. Trust Bonds:
Series 2012 B, 5% 8/1/22	805,000	805,000
Series 2019 22, 5% 8/1/22	2,500,000	2,500,000
Series 2021 B, 5% 2/1/23	155,000	157,446
Massachusetts Gen. Oblig. Bonds:
Series 2004 B, 5.25% 8/1/22	1,195,000	1,195,000
Series 2006 B, 5.25% 9/1/22	160,000	160,494
Series 2014 C, 5% 8/1/22	1,000,000	1,000,000
Series 2014 E, 5% 9/1/22 (Pre-Refunded to 9/1/22 @ 100)	1,040,000	1,044,116
Series 2014 F:
5% 11/1/22 (Pre-Refunded to 11/1/22 @ 100)	13,735,000	13,852,212
5% 11/1/22 (Pre-Refunded to 11/1/22 @ 100)	4,300,000	4,336,211
Series 2016 H, 5% 12/1/22	425,000	429,754
Series 2017 C, 5% 10/1/22	100,000	100,567
Series 2018 B, 5% 1/1/23	695,000	704,156
Series 2018 C, 5% 9/1/22	250,000	250,734
Series 2020 E, 5% 11/1/22	175,000	176,469
Series 2021 B, 5% 11/1/22	975,000	984,292
Series C, 5.5% 12/1/22	185,000	187,349
Series D2, 1.7%, tender (b)	8,865,000	8,865,000
Series E, 5% 9/1/22 (Pre-Refunded to 9/1/22 @ 100)	365,000	366,161
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series 2022 H1:
1.1% tender 8/1/22, CP mode	6,700,000	6,700,000
1.15% tender 8/2/22, CP mode	8,500,000	8,500,000
1.15% tender 9/6/22, CP mode	13,845,000	13,845,000
Series 2022 H2:
1.19% tender 9/7/22, CP mode	6,800,000	6,800,000
1.35% tender 8/4/22, CP mode	6,640,000	6,640,000
Series 2022, 1.38% tender 8/3/22, CP mode	9,300,000	9,300,000
Massachusetts Hsg. Fin. Auth. RAN Series 2021, 0.25% 12/1/22	2,720,000	2,720,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2022, 1% tender 8/1/22, CP mode	12,400,000	12,400,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2012 A:
5% 8/15/22	1,155,000	1,156,655
5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	5,805,000	5,813,681
5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	5,510,000	5,518,266
Series 2012 B:
5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	1,145,000	1,147,114
5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	1,685,000	1,687,859
5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	2,215,000	2,218,467
5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	1,440,000	1,442,107
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds:
Series 2012 B, 5%	1,300,000	1,300,000
Series 2013 A, 5% 8/1/22	1,400,000	1,400,000
Series 2020 C, 4% 8/1/22	2,850,000	2,850,000
Nantucket Gen. Oblig.:
BAN:
Series 2021 A, 1.5% 10/14/22	400	401
Series 2022, 3% 10/14/22	12,700,000	12,730,499
Bonds Series 2013, 3% 10/1/22	1,115,000	1,117,931
Natick Gen. Oblig. BAN Series 2022, 3% 8/25/22	2,087,101	2,089,151
Needham Gen. Oblig. Bonds Series 2022, 5% 8/15/22	1,625,000	1,627,345
North Middlesex Reg'l. School District BAN Series 2022, 3% 2/3/23	5,500,000	5,563,994
Norton Massachusetts BAN Series 2022, 3% 10/20/22	14,148,590	14,202,468
Salem Gen. Oblig. BAN Series 2022, 3% 11/18/22	7,100,000	7,128,254
Somerville Gen. Oblig. BAN Series 2021, 1.5% 8/19/22	26,000,000	26,016,723
Town of Millbury BAN Series 2021, 2% 9/2/22	19,350,000	19,380,169
Town of Tisbury Gen. Oblig. BAN Series 2022, 1.5% 8/16/22	6,500,000	6,502,308
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds Series 2013, 5% 11/1/22 (Pre-Refunded to 11/1/22 @ 100)	1,300,000	1,310,955
Univ. of Massachusetts Bldg. Auth. Rev. Bonds Series 2021 1, 5% 11/1/22	1,665,000	1,679,121
Waltham Gen. Oblig. BAN Series 2022, 3% 4/28/23	8,200,000	8,250,033
Wellesley Gen. Oblig. Bonds Series 2022, 5% 12/1/22	820,000	831,624
Westwood Gen. Oblig. BAN Series 2022, 2% 8/19/22	2,000,000	2,001,188
Worcester Gen. Oblig.:
BAN Series 2022, 3% 3/1/23	11,600,000	11,671,884
Bonds Series 2022, 5% 2/1/23	4,400,000	4,501,255
TOTAL MASSACHUSETTS		315,562,075
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.58%, tender 1/24/23 (b)(g)	100,000	100,000
TOTAL OTHER MUNICIPAL SECURITY (Cost $315,662,075)		315,662,075

Investment Company - 9.2%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 1.41% (h)(i) (Cost $112,449,979)	112,426,372	112,449,979

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $1,202,169,054)	1,202,169,054
NET OTHER ASSETS (LIABILITIES) - 2.0%	24,174,281
NET ASSETS - 100.0%	1,226,343,335

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,000,000 or 1.1% of net assets.

(d)	Provides evidence of ownership in one or more underlying municipal bonds.
(e)	Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,900,000 or 0.5% of net assets.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.51%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/21	5,200,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.53%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/21	700,000
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Tax-Free Cash Central Fund 1.41%	129,923,977	253,245,002	270,719,000	369,557	-	-	112,449,979	6.3%
Total	129,923,977	253,245,002	270,719,000	369,557	-	-	112,449,979

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$1,089,719,075
Unaffiliated issuers (cost $1,089,719,075)
Fidelity Central Funds (cost $112,449,979)	112,449,979

Total Investment in Securities (cost $1,202,169,054)		$1,202,169,054
Cash		697
Receivable for investments sold		21,004,254
Receivable for fund shares sold		1,272,352
Interest receivable		3,686,049
Distributions receivable from Fidelity Central Funds		89,491
Receivable from investment adviser for expense reductions		40,124
Other receivables		1,455
Total assets		1,228,263,476
Liabilities
Payable for fund shares redeemed	$1,531,179
Distributions payable	119,186
Accrued management fee	208,943
Distribution and service plan fees payable	21
Other affiliated payables	60,812
Total Liabilities		1,920,141
Net Assets		$1,226,343,335
Net Assets consist of:
Paid in capital		$1,226,179,045
Total accumulated earnings (loss)		164,290
Net Assets		$1,226,343,335

Net Asset Value and Maximum Offering Price
Massachusetts AMT Tax-Free Money Market Fund :
Net Asset Value , offering price and redemption price per share ($205,683,815 ÷ 205,391,371 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($1,020,556,257 ÷ 1,019,491,700 shares)		$1.00
Service Class :
Net Asset Value , offering price and redemption price per share ($103,263 ÷ 103,155 shares)		$1.00

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Interest		$2,946,114
Income from Fidelity Central Funds		369,557
Total Income		3,315,671
Expenses
Management fee	$1,177,952
Transfer agent fees	345,534
Distribution and service plan fees	129
Independent trustees' fees and expenses	1,775
Total expenses before reductions	1,525,390
Expense reductions	(312,767)
Total expenses after reductions		1,212,623
Net Investment income (loss)		2,103,048
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,972
Total net realized gain (loss)		18,972
Net increase in net assets resulting from operations		$2,122,020

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,103,048	$117,942
Net realized gain (loss)	18,972	192,800
Net increase in net assets resulting from operations	2,122,020	310,742
Distributions to shareholders	(2,102,412)	(251,767)
Share transactions - net increase (decrease)	116,066,550	(196,643,539)
Total increase (decrease) in net assets	116,086,158	(196,584,564)

Net Assets
Beginning of period	1,110,257,177	1,306,841,741
End of period	$1,226,343,335	$1,110,257,177

Fidelity® Massachusetts AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.001	- B	.003	.012	.011	.006
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.001	- B	.003	.012	.011	.006
Distributions from net investment income	(.001)	- B	(.003)	(.012)	(.011)	(.006)
Distributions from net realized gain	-	- B	- B	- B	-	- B
Total distributions	(.001)	- B	(.003)	(.012)	(.011)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.14%	.02%	.31%	1.17%	1.15%	.61%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.30% G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.27% G	.07%	.23%	.30%	.30%	.30%
Expenses net of all reductions	.27% G	.07%	.23%	.30%	.30%	.30%
Net investment income (loss)	.30% G	.01%	.35%	1.15%	1.15%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$205,684	$202,508	$232,777	$293,167	$282,538	$241,538

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Fidelity® Massachusetts AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.002	- B	.004	.013	.012	.007
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.002	- B	.004	.013	.012	.007
Distributions from net investment income	(.002)	- B	(.004)	(.013)	(.012)	(.007)
Distributions from net realized gain	-	- B	- B	- B	-	- B
Total distributions	(.002)	- B	(.004)	(.013)	(.012)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.18%	.02%	.36%	1.27%	1.25%	.71%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.19% G	.07%	.19%	.20%	.20%	.20%
Expenses net of all reductions	.19% G	.07%	.18%	.20%	.20%	.20%
Net investment income (loss)	.37% G	.01%	.40%	1.25%	1.25%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,020,556	$907,646	$1,073,961	$1,741,405	$1,508,445	$1,019,289

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Fidelity® Massachusetts AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.001	- B	.003	.010	.010	.005
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.001	- B	.003	.010	.010	.005
Distributions from net investment income	(.001)	- B	(.003)	(.010)	(.010)	(.005)
Distributions from net realized gain	-	- B	- B	- B	-	- B
Total distributions	(.001)	- B	(.003)	(.010)	(.010)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.09%	.02%	.26%	1.02%	.99%	.46%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.50% G	.50%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.38% G	.07%	.28%	.45%	.45%	.45%
Expenses net of all reductions	.38% G	.07%	.28%	.45%	.45%	.45%
Net investment income (loss)	.19% G	.01%	.31%	1.00%	1.00%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$103	$103	$103	$103	$102	$101

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders The Fund may be affected by economic and political developments in the state of Massachusetts. In July 2022, the Board of Trustees approved a plan of liquidation for Service Class of the Fund; and Service Class was liquidated on August 12, 2022.

In July 2022, the Board of Trustees approved a change in the name of Fidelity Massachusetts AMT Tax-Free Money Market Fund to Fidelity Massachusetts Municipal Money Market Fund. In addition, the Massachusetts AMT Tax-Free Money Market class of shares will be renamed Premium Class. These changes will be effective September 16, 2022.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from Fidelity Central Funds.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$1,202,169,054

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee   and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Massachusetts AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$129	$129

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of Massachusetts AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. Massachusetts AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:
Amount
Massachusetts AMT Tax-Free Money Market Fund	$101,205
Institutional Class	244,303
Service Class	26
$345,534

During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Massachusetts AMT Tax-Free Money Market Fund	8,505,000	6,865,000	-

5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $251,702 and $27, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Massachusetts AMT Tax-Free Money Market Fund	$31,515
Institutional Class	27,967
Service Class	36

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,520.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2022	Year ended January 31, 2022
Fidelity Massachusetts AMT Tax-Free Money Market Fund
Distributions to shareholders
Massachusetts AMT Tax-Free Money Market Fund	$285,884	$44,579
Institutional Class	1,816,438	207,165
Service Class	90	23
Total	$ 2,102,412	$251,767

7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2022	Year ended January 31, 2022	Six months ended July 31, 2022	Year ended January 31, 2022
Fidelity Massachusetts AMT Tax-Free Money Market Fund
Massachusetts AMT Tax-Free Money Market Fund
Shares sold	58,943,389	81,899,804	$ 58,943,389	$ 81,899,804
Reinvestment of distributions	255,508	40,282	255,508	40,282
Shares redeemed	(56,007,559)	(112,212,951)	(56,007,559)	(112,212,951)
Net increase (decrease)	3,191,338	(30,272,865)	$ 3,191,338	$ (30,272,865)
Institutional Class
Shares sold	399,295,196	164,149,672	$ 399,295,196	$ 164,149,672
Reinvestment of distributions	1,486,747	167,826	1,486,747	167,826
Shares redeemed	(287,906,821)	(330,688,195)	(287,906,821)	(330,688,195)
Net increase (decrease)	112,875,122	(166,370,697)	$ 112,875,122	$ (166,370,697)
Service Class
Reinvestment of distributions	90	23	$90	$23
Net increase (decrease)	90	23	$90	$23

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
10. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Massachusetts Municipal Money Market Fund.   The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Massachusetts Municipal Money Market Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Massachusetts Municipal Money Market Fund on the day the reorganization is effective.   The reorganization provides shareholders of Fidelity Massachusetts Municipal Money Market Fund access to a larger portfolio with a similar investment objective.

The reorganization does not require Fidelity Massachusetts Municipal Money Market Fund shareholder approval and is expected to become effective on September 16, 2022.   The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022
Fidelity® Massachusetts AMT Tax-Free Money Market Fund
Fidelity® Massachusetts AMT Tax-Free Money Market Fund **	.27%
Actual		$ 1,000	$ 1,001.40	$ 1.34
Hypothetical- B		$ 1,000	$ 1,023.46	$ 1.35
Institutional Class	.19%
Actual		$ 1,000	$ 1,001.80	$ .94
Hypothetical- B		$ 1,000	$ 1,023.85	$ .95
Service Class **	.38%
Actual		$ 1,000	$ 1,000.90	$ 1.89
Hypothetical- B		$ 1,000	$ 1,022.91	$ 1.91

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Massachusetts AMT Tax-Free Money Market Fund
Fidelity® Massachusetts AMT Tax-Free Money Market Fund	.30%
Actual		$ 1.49
Hypothetical - B		$ 1.51
Service Class	.45%
Actual		$ 2.23
Hypothetical - B		$ 2.26

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

1.854004.115
SMA-SANN-0922

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2022